PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	€ 37,844	€ 49,614
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	188,904	175,647
Plant, machinery and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	131,981	81,678
Advances and assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 39,485	€ 81,051